Business combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of total consideration transferred
The fair value of the net assets acquired and allocation of purchase is summarized as follows:

As at
April 29, 2016
Total consideration transferred	21,778

Assets acquired
Intangible assets	21,443
Other assets	3,345
Total assets acquired	24,788

Liabilities acquired	3,010

Excess purchase price (goodwill)	—
The assets acquired consist mainly of: customer relationships intangible assets, goodwill and accounts receivable. The liabilities assumed consist mainly of deferred revenues and accounts payable. Goodwill is made up of expected cash flows to be derived from new business and expected synergies resulting from leveraging existing support services and infrastructure within the Bank. The goodwill acquisitions are allocated to reportable segments as per Note 9: Goodwill and other intangible assets.

As at March 29, 2018
Total consideration transferred	24,680

Assets acquired
Cash due from banks	3,958
Intangible assets (estimated useful life of 15 years)	16,932
Other assets	4,548
Total assets acquired	25,438

Liabilities acquired (included in Other liabilities on the balance sheet)	4,626

Excess purchase price (Goodwill)	3,868

Summary of unaudited pro forma financial information
The following selected unaudited pro forma financial information has been provided to present a summary of the combined results of the Bank and the acquired operations from HSBC Bermuda, assuming the transaction had been effected on January 1, 2015. The unaudited pro forma data is for informational purposes only and does not necessarily represent results that would have occurred if the transaction had taken place on the basis assumed above. The pro forma have been prepared based on the actual results realized by the Bank from operating the acquired activities, when such activities were not yet inextricably merged into the Bank's operations.

Year ended
Unaudited pro forma financial information	December 31, 2016
Total net revenue	407,453
Total non-interest operating expense	289,019
Pro forma net income post business combination	118,434